Summary of Significant Accounting Policies and Estimates (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies and Estimates [Abstract]
Impairment loss
Revenue recognition period			3 years
Advertising and marketing expense			113,223	518,747
Comprehensive loss			$ (11,887,374)	$ (15,041,958)
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life			3 years
Minimum [Member] | Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated life			5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life			5 years
Maximum [Member] | Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated life			10 years
Customer [Member] | Customer One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	27.00%	18.00%	28.00%	26.00%
Customer [Member] | Customer One [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage	25.00%	14.00%	24.00%	32.00%
Customer [Member] | Customer Two [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	12.00%	18.00%	19.00%	24.00%
Customer [Member] | Customer Two [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	13.00%	12.00%	15.00%
Customer [Member] | Customer Three [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%	16.00%		21.00%
Customer [Member] | Customer Three [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage		11.00%	10.00%	12.00%
Customer [Member] | Customer Four [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		13.00%		17.00%
Customer [Member] | Customer Four [Member] | Net sales [Member]
Concentration Risk [Line Items]
Concentration percentage		10.00%		10.00%
Customer [Member] | Customer Five [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration percentage		12.00%